Note 16 - Condensed Consolidating Financial Information Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and cash equivalents	[1]	$ 16	$ 19	[2]	$ 23	$ 19
Receivables, net
Trade		139	122	[2]
Affiliate		85	69	[2]
Other		0	18	[2]
Prepayments and other		12	7	[2]
Total Current Assets		252	235	[2]
Net property, plant and equipment		3,467	3,360	[2]
Intangibles		976	973	[2]
Goodwill		130	164	[2]
Investment in unconsolidated affiliates		58	57	[2]
Investments in subsidiaries		0	0
Long-term intercompany receivable		0	0
Other noncurrent assets		26	30	[2]
Total Assets		4,909	4,819
Accounts payable
Trade		84	141	[2]
Affiliate		48	53	[2]
Accrued interest and financing costs		31	28	[2]
Other current liabilities		59	69	[2]
Total Current Liabilities		222	291	[2]
Long-term intercompany payable		0	0
Other noncurrent liabilities		49	45	[2]
Debt		2,844	2,544	[2]
Equity - TLLP		1,710	1,504
Equity - Noncontrolling interest		84	435	[2]
Total Liabilities and Equity		4,909	4,819	[2]
Parent
Current Assets
Cash and cash equivalents		11	0		23
Receivables, net
Trade		0	0
Affiliate		5	3
Other		0	0
Prepayments and other		4	3
Total Current Assets		20	6
Net property, plant and equipment		17	56
Intangibles		0	0
Goodwill		0	0
Investment in unconsolidated affiliates		0	0
Investments in subsidiaries		4,929	4,233
Long-term intercompany receivable		0	0
Other noncurrent assets		1	0
Total Assets		4,967	4,295
Accounts payable
Trade		2	8
Affiliate		3	3
Accrued interest and financing costs		31	28
Other current liabilities		22	24
Total Current Liabilities		58	63
Long-term intercompany payable		363	192
Other noncurrent liabilities		0	0
Debt		2,836	2,536
Equity - TLLP		1,710	1,504
Equity - Noncontrolling interest		0	0
Total Liabilities and Equity		4,967	4,295
Guarantor Subsidiaries
Current Assets
Cash and cash equivalents		2	17		0
Receivables, net
Trade		138	121
Affiliate		80	66
Other		0	18
Prepayments and other		8	4
Total Current Assets		228	226
Net property, plant and equipment		3,087	2,918
Intangibles		976	973
Goodwill		111	164
Investment in unconsolidated affiliates		58	57
Investments in subsidiaries		284	302
Long-term intercompany receivable		381	191
Other noncurrent assets		25	30
Total Assets		5,150	4,861
Accounts payable
Trade		82	133
Affiliate		45	50
Accrued interest and financing costs		0	0
Other current liabilities		37	45
Total Current Liabilities		164	228
Long-term intercompany payable		0	0
Other noncurrent liabilities		49	43
Debt		8	8
Equity - TLLP		4,929	4,233
Equity - Noncontrolling interest		0	349
Total Liabilities and Equity		5,150	4,861
Non-Guarantors
Current Assets
Cash and cash equivalents		3	2		0
Receivables, net
Trade		1	1
Affiliate		0	0
Other		0	0
Prepayments and other		0	0
Total Current Assets		4	3
Net property, plant and equipment		363	386
Intangibles		0	0
Goodwill		19	0
Investment in unconsolidated affiliates		0	0
Investments in subsidiaries		0	0
Long-term intercompany receivable		0	1
Other noncurrent assets		0	0
Total Assets		386	390
Accounts payable
Trade		0	0
Affiliate		0	0
Accrued interest and financing costs		0	0
Other current liabilities		0	0
Total Current Liabilities		0	0
Long-term intercompany payable		18	0
Other noncurrent liabilities		0	2
Debt		0	0
Equity - TLLP		284	302
Equity - Noncontrolling interest		84	86
Total Liabilities and Equity		386	390
Consolidating Adjustments
Current Assets
Cash and cash equivalents		0	0		$ 0
Receivables, net
Trade		0	0
Affiliate		0	0
Other		0	0
Prepayments and other		0	0
Total Current Assets		0	0
Net property, plant and equipment		0	0
Intangibles		0	0
Goodwill		0	0
Investment in unconsolidated affiliates		0	0
Investments in subsidiaries		(5,213)	(4,535)
Long-term intercompany receivable		(381)	(192)
Other noncurrent assets		0	0
Total Assets		(5,594)	(4,727)
Accounts payable
Trade		0	0
Affiliate		0	0
Accrued interest and financing costs		0	0
Other current liabilities		0	0
Total Current Liabilities		0	0
Long-term intercompany payable		(381)	(192)
Other noncurrent liabilities		0	0
Debt		0	0
Equity - TLLP		(5,213)	(4,535)
Equity - Noncontrolling interest		0	0
Total Liabilities and Equity		$ (5,594)	$ (4,727)

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.